Cover	Dec. 15, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 21, 2023, Onconetix, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission in connection with the Company’s acquisition of Proteomedix AG (“Proteomedix”), which Original Form 8-K was amended on December 27, 2023. This Amendment No. 2 on Form 8-K/A (“Amendment No. 2”) further amends the Original Form 8-K to: (i) add Item 2.01 and file the financial statements required by Item 9.01(a) of Form 8-K and the pro forma financial information required by Item 9.01(b) of Form 8-K that were not included in the Original Form 8-K in reliance on the instructions to such item; and (ii) add Item 8.01 to include certain additional information about the business of the Company and Proteomedix. Except as described above, all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Dec. 15, 2023
Entity File Number	001-41294
Entity Registrant Name	Onconetix, Inc.
Entity Central Index Key	0001782107
Entity Tax Identification Number	83-2262816
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 E. Fifth Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	620-4101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	ONCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false